Employee benefit plans	12 Months Ended
Dec. 31, 2017
Employee benefit plans
Employee benefit plans

16.   Employee benefit plans

General

        FMC-AG & Co. KGaA recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company's pension plans are structured in accordance with the differing legal, economic and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees' years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

        Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has five major defined benefit plans, one funded plan in the U.S. and one in France as well as one unfunded plan in Germany and two in France.

        Starting 2016, the defined benefit plans in France were transferred from "Benefit plans offered by other subsidiaries" to the detailed reconciliations of the funded status and the plan assets, retrospectively for 2015.

        Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate and future salary and benefit levels. Under the Company's funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and by differences between the actual and the estimated projected benefit obligations and the return on plan assets for that year. The Company's pension liability is impacted by these actuarial gains or losses.

        Under defined contribution plans, the Company pays defined contributions to an independent third party as directed by the employee during the employee's service life, which satisfies all obligations of the Company to the employee. The employee retains all rights to the contributions made by the employee and to the vested portion of the Company paid contributions upon leaving the Company. The Company has a defined contribution plan in the U.S.

Defined benefit pension plans

        During the first quarter of 2002 FMCH, the Company's U.S. subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. In 2017, FMCH did not have a minimum funding requirement. The Company voluntarily provided €1,107 to the defined benefit plan. Expected funding for 2018 is €1,026.

        The benefit obligation for all defined benefit plans at December 31, 2017, was €792,739 (2016: €811,935) which consists of the gross benefit obligation of €394,677 (2016: €415,743) for the U.S. plan and of €3,995 (2016: €4,015) for the French plan, which are funded by plan assets, and the benefit obligation of €385,835 (2016: €384,003) for the German unfunded plan and the benefit obligation of €8,232 (2016: €8,174) for the two French unfunded plans.

        Related to defined benefit plans the Company is exposed to certain risks. Besides general actuarial risks, e.g. the longevity risk and the interest rate risk, the Company is exposed to market risk as well as to investment risk.

        The following table shows the changes in benefit obligations, the changes in plan assets and the funded status of the pension plans. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company's funded benefit plan.

Funded status
in € THOUS
	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	811,935	755,604
Foreign currency translation (gains) losses	(52,135)	12,620
Current service cost	28,463	22,888
Past service cost (incl. Curtailments and settlements)	144	(49)
Interest cost	24,328	26,497
Transfer of plan participants	4	28
Actuarial (gains) losses arising from changes in financial assumptions	(1,038)	45,070
Actuarial (gains) losses arising from changes in demographic assumptions	(2,490)	(10,448)
Actuarial (gains) losses arising from experience adjustments	7,006	(1,416)

Remeasurements	3,478	33,206
Benefits paid	(23,478)	(30,724)
Curtailments and settlements	—	(8,135)

Benefit obligation at end of year	792,739	811,935

Change in plan assets:
Fair value of plan assets at beginning of year	326,663	239,056
Foreign currency translation gains (losses)	(39,792)	11,649
Interest income from plan assets	13,241	10,164
Actuarial gains (losses) arising from experience adjustments	10,318	1,783

Actual return on plan assets	23,559	11,947
Employer contributions	1,107	99,887
Benefits paid	(20,281)	(27,741)
Curtailments and settlements	—	(8,135)

Fair value of plan assets at end of year	291,256	326,663

Funded status at end of year	501,483	485,272

        For the years 2017 and 2016, there were no effects from the asset ceiling.

        At December 31, 2017, the weighted average duration of the defined benefit obligation was 18 years (2016: 19 years).

        The net pension liability as of December 31, 2017 and 2016 is calculated as follows:

Net pension liability
in € THOUS
	2017	2016
Funded status at end of year	501,483	485,272
Benefit plans offered by other subsidiaries	36,304	33,725

Net pension liability	537,787	518,997

        Benefit plans offered by the U.S., Germany and France contain a pension liability of €501,483 and €485,272 at December 31, 2017 and 2016, respectively. The pension liability consists of a current portion of €4,695 (2016: €4,483) which is recorded in the line item "Current provisions and other current liabilities" in the consolidated balance sheets. The non-current portion of €496,788 (2016: €480,789) is recorded in non-current liabilities as "Pension liabilities" in the consolidated balance sheets.

        As of December 31, 2017, €103,519 related to the U.S. pension plan, €385,835 related to the German plan and €12,129 related to the French plans. At December 31, 2016, €89,177 related to the U.S. pension plan, €384,003 related to the German plan and €12,092 related to the French plans. Approximately 72% of the beneficiaries are located in the U.S. and 6% in France with the majority of the remaining 22% located in Germany.

        Benefit plans offered by other subsidiaries outside of the U.S., Germany and France contain separate benefit obligations. The total net pension liability for these other plans was €36,304 and €33,725 at December 31, 2017 and 2016 and consists of a current pension liability of €2,533 (2016: €1,975), which is recognized in the line item "Current provisions and other current liabilities." The non-current pension liability of €33,771 (2016: €31,750) for these plans is recorded in non-current liabilities as "Pension liabilities" in the consolidated balance sheets.

        The discount rates for all plans are based upon yields of portfolios of highly rated debt instruments with maturities that mirror each plan's benefit obligation. The Company's discount rates at December 31, 2017 and 2016 are the weighted average of these plans based upon their benefit obligations.

        The following weighted-average assumptions were utilized in determining benefit obligations at December 31, 2017 and 2016:

Weighted average assumptions
in %
	2017	2016
Discount rate	3.08	3.25
Rate of compensation increase	3.22	3.23
Rate of pension increase	1.45	1.45

Sensitivity analysis

        Increases and decreases in principal actuarial assumptions by 0.5 percentage points would affect the pension liability at December 31, 2017 as follows:

Sensitivity analysis
in € THOUS
	0.5% increase	0.5% decrease
Discount rate	(67,330)	77,338
Rate of compensation increase	11,063	(10,880)
Rate of pension increase	29,078	(26,339)

        The sensitivity analysis was calculated based on the average duration of the pension obligations determined at December 31, 2017. The calculations were performed isolated for each significant actuarial parameter, in order to show the effect on the fair value of the pension liability separately.

        The sensitivity analysis for compensation increases and for pension increases excludes the U.S. pension plan because it is frozen and therefore is not affected by changes from these two actuarial assumptions.

        The defined benefit pension plans' net periodic benefit costs are comprised of the following components for the years ended December 31, 2017, 2016 and 2015:

Components of net periodic benefit cost
in € THOUS
	2017	2016	2015
Service cost	28,607	23,777	22,782
Net interest cost	11,087	16,333	15,418

Net periodic benefit costs	39,694	40,110	38,200

        Net periodic benefit cost is allocated as personnel expense within costs of revenues; selling, general and administrative expense; or research and development expense. This is depending upon the area in which the beneficiary is employed.

        The following weighted-average assumptions were used in determining net periodic benefit cost for the years ended December 31, 2017, 2016 and 2015:

Weighted average assumptions
in %
	2017	2016	2015
Discount rate	3.25	3.67	3.21
Rate of compensation increase	3.23	3.27	3.26
Rate of pension increase	1.45	1.69	1.75

        Expected benefit payments are as follows:

Defined benefit pension plans: cash outflows
in € THOUS
	2017	2016
1 year	21,301	21,957
1 - 3 years	47,560	48,294
3 - 5 years	55,223	56,211
5 - 10 years	168,459	173,581

Total	292,543	300,043

Plan Assets

        The following table presents the fair values of the Company´s pension plan assets at December 31, 2017 and 2016:

Fair values of plan assets
in € THOUS
Asset category	Total	Quoted prices in active markets for identical assets	Significant observable inputs	Total	Quoted prices in active markets for identical assets	Significant observable inputs
		(Level 1)	(Level 2)		(Level 1)	(Level 2)
	2017			2016
Equity investments
Index funds(1)	71,805	(332)	72,137	81,063	(1,994)	83,057
Fixed income investments
Government securities(2)	5,318	4,903	415	2,373	1,804	569
Corporate bonds(3)	199,232	—	199,232	209,011	—	209,011
Other bonds(4)	3,865	—	3,865	5,339	—	5,339
U.S. treasury money market funds(5)	10,938	10,938	—	28,780	28,780	—
Other types of investments
Cash, money market and mutual funds(6)	98	98	—	97	97	—

Total	291,256	15,607	275,649	326,663	28,687	297,976

(1)       This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.

(2)       This Category comprises fixed income investments by the U.S. government and government sponsored entities.

(3)       This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.

(4)       This Category comprises private placement bonds as well as collateralized mortgage obligations.

(5)       This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.

(6)       This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.

        The methods and inputs used to measure the fair value of plan assets are as follows:

           •          Common stocks are valued at their market prices at the balance sheet date.

           •          Index funds are valued based on market quotes.

           •          Government bonds are valued based on both market prices and market quotes.

           •          Corporate bonds and other bonds are valued based on market quotes at the balance sheet date.

           •          Cash is stated at nominal value which equals the fair value.

           •          U.S. Treasury money market funds as well as other money market and mutual funds are valued at their market price.

Plan investment policy and strategy in the U.S.

        The Company periodically reviews the assumption for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm's expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class.

        The Company´s overall investment strategy is to achieve a mix of approximately 98% of investments for long-term growth and income and 2% in cash or cash equivalents. Investment income and cash or cash equivalents are used for near-term benefit payments. Investments are governed by the plan investment policy and include well diversified index funds or funds targeting index performance.

        The plan investment policy, utilizing a revised target investment allocation in a range around 30% equity and 70% long-term U.S. corporate bonds, considers that there will be a time horizon for invested funds of more than 5 years. The total portfolio will be measured against a custom index that reflects the asset class benchmarks and the target asset allocation. The plan investment policy does not allow investments in securities of the Company or other related party securities. The performance benchmarks for the separate asset classes include: S&P 500 Index, S&P 400 Mid-Cap Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Index and Barclays Capital Long-Corporate Bond Index.

Defined contribution plans

        Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $18 if under 50 years old ($24 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee's pay. The Company's total expense under this defined contribution plan for the years ended December 31, 2017, 2016, and 2015, was €48,746, €43,778 and €41,701 respectively.

        Additionally, the Company contributed for the years ended December 31, 2017, 2016, and 2015 €24,329, €20,938 and €19,751 to state pension plans.